Research and Development - Schedule of Research and Development Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Architectural fees	$ 28,397	$ 388,033
Engineering consultants	16,962	233,109
Design and construction	4,406	371,117
Product development	74,150	119,303
Research and development costs	$ 123,915	$ 1,111,562